SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.2%
	Alabama — 2.5%
	Alabama Community College System ACCS Enhancements Fee Revenue (Insured: AGM), 4.00% due 9/1/2027 - 9/1/2028	$ 515,000	$ 547,602
	Alabama Public School and College Authority, Series A, 5.00% due 11/1/2025 - 11/1/2030	4,000,000	4,546,786
	Alabama Public School and College Authority (Education System Capital Improvements), Series B, 5.00% due 6/1/2023	735,000	757,338
[a,b]	Black Belt Energy Gas District, Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	15,300,000	15,808,526
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series A-1, 4.00% due 12/1/2049 (put 12/1/2025)	10,500,000	10,647,756
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank Of Canada), 4.00% due 6/1/2051 (put 12/1/2031)	23,000,000	23,333,684
	Chatom (Powersouth Energy Co-operative Projects; Insured: AGM) IDB, 5.00% due 8/1/2025 - 8/1/2030	3,830,000	4,292,677
	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.),
	4.00% due 12/1/2023 - 12/1/2025	1,220,000	1,253,500
[a]	4.00% due 12/1/2050 (put 12/1/2025)	17,175,000	17,631,700
	Series A, 5.00% due 9/1/2029	3,625,000	3,875,332
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	2,500,000	2,451,277
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), Series A, 4.00% due 6/1/2049 (put 6/1/2024)	1,000,000	1,016,999
	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 10/1/2025	1,100,000	1,125,765
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 4.00% due 12/1/2051 (put 12/1/2031)	8,580,000	8,613,119
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	9,764,861
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,519,989
	Arizona — 1.7%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 1.16% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	4,000,000	3,962,180
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,360,000	3,485,485
	Arizona Board of Regents (Arizona State University) COP, Series A, 5.00% due 9/1/2022 - 9/1/2023	9,960,000	10,192,592
	Arizona Board of Regents (Northern Arizona University Projects) COP, 5.00% due 9/1/2022 - 9/1/2023	5,825,000	5,855,575
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2023 - 8/1/2024	1,350,000	1,409,100
	Arizona Board of Regents (University of Arizona) COP, Series C, 5.00% due 6/1/2028	780,000	881,224
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	9,017,602
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,135,226
	County of Pima (Sewer System & Fleet Services Facilities Expansion) COP, Series A, 5.00% due 12/1/2022	1,275,000	1,295,400
	County of Pima Sewer System Revenue (Ina & Roger Road Wastewater Reclamation Facilities) ETM,
	Series A,
	3.00% due 7/1/2022	1,325,000	1,325,066
	5.00% due 7/1/2022	500,000	500,053
	County of Pinal (Detention and Training Facilities), Series A, 5.00% due 8/1/2023 - 8/1/2025	3,300,000	3,489,790
[c]	County of Pinal (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,164,751
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), 0.875% due 6/1/2043 (put 10/1/2026)	4,700,000	4,278,415
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2025 - 6/1/2030	1,580,000	1,760,782
	Pima County (TMC HealthCare Obligated Group) IDA, 5.00% due 4/1/2031	1,000,000	1,118,261
	Pima County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	3,320,000	3,340,982
	Pinal County Community College District GO,
	4.00% due 7/1/2022	400,000	400,031
	5.00% due 7/1/2029 - 7/1/2030	2,200,000	2,519,224
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2029	8,405,000	9,420,733
	State of Arizona COP ETM, Series A, 5.00% due 10/1/2025	3,375,000	3,676,546
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities) ETM, Series A, 3.00% due 11/1/2023	615,000	624,489
	California — 4.9%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2022 - 12/1/2023	5,200,000	5,361,046
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	3,243,425
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 1.32% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,500,000	1,507,639
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	5,480,000	5,458,151
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	3,000,000	3,043,650
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 5.00% due 5/15/2027 - 5/15/2031	1,945,000	2,119,453
[a,d]	California Pollution Control Financing Authority (Republic Services, Inc. Project), Series B, 2.00% due 8/1/2024 (put 8/1/2022)	1,000,000	1,000,000
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2022	10,075,000	10,199,769
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2030	2,000,000	2,195,178
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	5,250,000	6,034,807
	California Statewide Communities Development Authority (Southern California Edison Co.) (Green Bond), 1.75% due 9/1/2029	2,250,000	1,893,964
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	9,939,409
[b]	City of Los Angeles, 4.00% due 6/29/2023	7,500,000	7,651,860
	City of Modesto Wastewater Revenue, Series B, 5.00% due 11/1/2027 - 11/1/2029	3,500,000	3,982,782
[b]	County of Los Angeles, 4.00% due 6/30/2023	7,000,000	7,158,746
[b]	County of Riverside, 5.00% due 6/30/2023	2,550,000	2,623,476

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a,d]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8087, 1.31% due 10/1/2058 (put 7/8/2022)	$ 6,480,000	$ 6,480,000
[b]	Lammersville USD, 5.00% due 9/1/2029 - 9/1/2030	2,215,000	2,476,175
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	9,243,999
	Series B, 5.00% due 7/1/2023	11,950,000	12,337,299
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	23,524,840
	Los Angeles County Redevelopment Refunding Authority Successor Agency (Bunker Hill Project), Series C, 5.00% due 12/1/2022 - 12/1/2024	22,250,000	23,166,733
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,587,883
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	982,791
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	4,572,302
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	35,607,670
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,907,060
	Santa Fe Springs CDC Successor Agency (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,638,856
	West Contra Costa (Educational Facilities; Insured: AGC) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,996,700
	West Covina CDC Successor Agency (Fashion Plaza), 6.00% due 9/1/2022	1,570,000	1,576,063
	Colorado — 1.3%
	City & County of Denver (Buell Theatre Property) COP, Series A, 5.00% due 12/1/2023	1,720,000	1,792,912
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP, Series C, 5.00% due 12/15/2022 - 12/15/2023	2,210,000	2,279,863
	City of Aurora COP, 5.00% due 12/1/2027 - 12/1/2029	7,155,000	8,161,719
[a]	Colorado (AdventHealth Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2023)	1,000,000	1,038,858
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	1,150,000	1,262,795
	Colorado (Northern Colorado Medical Center) HFA ETM, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,412,089
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2026	2,315,000	2,516,748
	Colorado Higher Education COP, 4.00% due 9/1/2032	1,000,000	1,057,534
	County of El Paso (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2022 - 12/1/2028	2,500,000	2,737,308
	County of El Paso (Pikes Peak Regional Development Center) COP, 5.00% due 12/1/2023	1,330,000	1,386,380
	County of Larimer (Jail Facilities Project) COP, 5.00% due 12/1/2028 - 12/1/2029	3,025,000	3,443,118
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2025 - 12/1/2030	1,810,000	2,033,508
[a]	E-470 Public Highway Authority, Series B, 1.362% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,966,468
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023 - 12/15/2024	1,600,000	1,679,028
	Interlocken Metropolitan District (Insured: AGM) GO,
	Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,568,031
	Series A-2, 5.00% due 12/1/2027	365,000	409,053
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2024 - 1/15/2031	3,580,000	3,806,198
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	8,236,336
	Sierra Ridge Metropolitan District No 2 (Insured: AGM) GO,
	4.00% due 12/1/2027 - 12/1/2032	1,305,000	1,330,745
[c]	4.00% due 12/1/2031	200,000	203,252
	State of Colorado COP,
	5.00% due 3/15/2030	1,000,000	1,137,196
	Series A, 5.00% due 9/1/2024 - 9/1/2028	4,910,000	5,364,313
	Series M, 5.00% due 3/15/2028	300,000	339,067
	Connecticut — 2.2%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	1,939,973
	Series B, 5.00% due 10/1/2022	1,765,000	1,780,691
	Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group), Series A, 5.00% due 7/1/2032	600,000	672,070
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	32,372,260
	Series E, 5.00% due 9/1/2023	5,550,000	5,750,471
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	16,615,000	18,254,751
	Series E, 5.00% due 8/15/2024	1,845,000	1,908,451
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2031	1,000,000	1,123,374
	Series B, 5.00% due 2/15/2024	7,000,000	7,337,673
	Series C,
[c]	5.00% due 6/15/2023	835,000	860,409
	5.00% due 6/15/2026 - 6/15/2028	10,705,000	11,967,659
	Series E, 5.00% due 9/15/2028	2,560,000	2,900,122
	State of Connecticut Special Tax Revenue,
	Series A, 5.00% due 5/1/2030	2,000,000	2,290,536
	Series B, 5.00% due 9/1/2028	1,175,000	1,293,519

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series D, 5.00% due 11/1/2032	$ 500,000	$ 573,955
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026	1,200,000	1,295,987
	University of Connecticut, Series A, 5.00% due 5/1/2032	1,000,000	1,160,779
	Delaware — 0.2%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031	1,200,000	1,267,860
	Delaware Transportation Authority, 5.00% due 9/1/2027 - 9/1/2031	4,465,000	5,095,584
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2022	1,440,000	1,440,156
	District of Columbia — 0.2%
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2022 - 7/1/2028	6,405,000	6,766,912
	Florida — 6.1%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	3,921,286
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2022 - 7/1/2027	18,880,000	19,783,149
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,275,000	9,863,052
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	14,001,423
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2028	8,590,000	9,673,500
	Series B, 5.00% due 7/1/2029	8,920,000	10,048,728
	Central Florida Expressway Authority,
	5.00% due 7/1/2022 - 7/1/2026	2,765,000	2,866,360
[c]	5.00% due 7/1/2024	1,335,000	1,408,437
	Central Florida Expressway Authority (Insured: AGM), 5.00% due 7/1/2028 - 7/1/2031	2,750,000	3,134,222
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	5,884,703
	City of Jacksonville,
	5.00% due 10/1/2027	400,000	447,670
	Series C, 5.00% due 10/1/2023	1,105,000	1,146,989
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2026 - 11/15/2028	1,990,000	2,172,299
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	2,970,949
	City of Miami GO, 5.00% due 9/1/2022	1,000,000	1,002,830
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2023 - 11/1/2027	3,545,000	3,834,817
	County of Manatee (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2032	1,270,000	1,373,115
	County of Polk (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,433,107
[a,d]	Deutsche Bank Spears/Lifers Trust (Guaranty: Deutsche Bank A.G.), Series DBE-8085, 1.31% due 7/1/2061 (put 8/29/2022)	10,000,000	10,000,000
	Florida State Board of Governors (Florida State University Student Health Fee Revenue),
	5.00% due 7/1/2030	1,010,000	1,157,520
	Series A, 5.00% due 7/1/2028	255,000	288,650
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2022	4,385,000	4,385,342
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2022	3,005,000	3,039,888
	Hillsborough County School Board (Master Lease Program) COP,
	5.00% due 7/1/2027 - 7/1/2029	10,575,000	11,738,597
	Series B, 5.00% due 7/1/2028	4,835,000	5,343,473
	JEA Electric System, Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	1,200,000	1,246,676
	JEA Electric System ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,446,809
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,154,077
	Manatee County School District (School Facilities Improvements; Insured: AGM),
[c]	5.00% due 10/1/2025	900,000	974,137
	5.00% due 10/1/2027	2,000,000	2,219,560
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2024	3,065,000	3,217,214
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,661,220
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,265,000	10,934,043
	Miami-Dade County Aviation Revenue, Series A, 5.00% due 10/1/2031 - 10/1/2032	2,500,000	2,798,973
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,189,688
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2023 - 5/1/2024	12,130,000	12,541,174
[a]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,652,444
	Series C, 5.00% due 5/1/2025	15,000,000	15,853,530
	Okaloosa County School Board COP, Series A, 5.00% due 10/1/2028 - 10/1/2030	2,500,000	2,843,731
	Orange County School Board (Educational Facilities) COP,
	Series D,
	5.00% due 8/1/2022 - 8/1/2025	4,555,000	4,703,450
[c]	5.00% due 8/1/2024	1,445,000	1,526,898
	Palm Beach County (Baptist Health South Florida Obligated Group) HFA, 5.00% due 8/15/2025 - 8/15/2027	720,000	794,163
[b]	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	675,000	716,104

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	$10,095,000	$ 10,503,970
	Series C, 5.00% due 8/1/2022	1,810,000	1,814,873
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2022 - 8/1/2026	9,130,000	9,564,666
	Pasco County School Board COP, Series A, 5.00% due 8/1/2028 - 8/1/2032	4,175,000	4,679,313
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, Series A, 5.00% due 6/1/2023	1,940,000	1,998,297
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2022 - 10/1/2023	1,375,000	1,407,071
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2023 - 6/1/2025	3,710,000	3,942,330
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2022	2,000,000	2,018,332
	St. Johns County School Board COP, Series A, 5.00% due 7/1/2023 - 7/1/2029	8,015,000	8,889,731
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	1,725,000	1,788,149
	Sunshine State Governmental Financing Commission (Miami-Dade County Program) ETM, Series B-1, 5.00% due 9/1/2022 - 9/1/2023	4,100,000	4,185,921
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,847,918
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,056,388
	Volusia County School Board COP,
	5.00% due 10/1/2029	510,000	560,156
	Series A, 5.00% due 8/1/2031	1,500,000	1,722,139
	Georgia — 3.3%
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct LLC), 5.00% due 6/15/2023	470,000	483,740
	City of Atlanta, Series A, 5.00% due 7/1/2028 - 7/1/2030	2,100,000	2,400,372
	City of Atlanta (Airport Passenger Facility),
	Series A, 5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,021,291
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	2,731,908
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2022 - 12/1/2024	3,290,000	3,415,023
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2022 - 11/1/2025	4,130,000	4,326,328
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.) ETM, 5.00% due 10/1/2022	4,420,000	4,460,067
	Georgia Ports Authority, 5.00% due 7/1/2028 - 7/1/2031	2,875,000	3,323,270
	Georgia State Road & Tollway Authority (GARVEE), 5.00% due 6/1/2032	1,000,000	1,136,592
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets),
	Series C,
[a]	4.00% due 3/1/2050 (put 9/1/2026)	3,910,000	3,982,530
[a]	4.00% due 5/1/2052 (put 12/1/2028)	24,540,000	24,910,161
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2023 - 5/15/2029	14,265,000	15,256,758
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series A,
	4.00% due 3/1/2026	470,000	484,084
[a]	4.00% due 7/1/2052 (put 9/1/2027)	14,500,000	14,902,897
	Municipal Electric Authority of Georgia,
	4.00% due 11/1/2023	1,500,000	1,533,021
[c]	5.00% due 11/1/2026	600,000	654,584
	5.00% due 11/1/2027 - 11/1/2028	1,950,000	2,174,270
	Series A, 5.00% due 1/1/2026 - 1/1/2032	22,735,000	24,727,662
	Private Colleges & Universities Authority, 5.00% due 4/1/2032	755,000	848,112
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2022 - 10/1/2032	3,160,000	3,440,062
[a]	Private Colleges & Universities Authority (Emory University), Series B, 1.33% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	18,400,000	18,366,622
	Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.), 5.00% due 4/1/2029 - 4/1/2031	1,525,000	1,708,138
	Savannah (International Paper Co.) EDA, 1.90% due 8/1/2024	4,000,000	3,909,988
	Guam — 0.5%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2024	4,500,000	4,761,814
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2022 - 7/1/2023	1,695,000	1,713,145
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,518,419
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2022	6,340,000	6,400,268
	Territory of Guam, Series D, 5.00% due 11/15/2022	310,000	313,388
	Territory of Guam ETM, Series D, 5.00% due 11/15/2022	2,650,000	2,685,796
	Hawaii — 0.5%
	City and County of Honolulu (Capital Improvements) GO, Series B, 5.00% due 11/1/2022	6,695,000	6,777,422
	City and County of Honolulu (Capital Improvements) GO ETM, Series A, 5.00% due 11/1/2022	1,750,000	1,771,425
	County of Hawaii (Capital Improvements) GO,
	Series A, 5.00% due 9/1/2023	800,000	828,706
	Series B, 5.00% due 9/1/2023	1,500,000	1,553,825
	Series C, 5.00% due 9/1/2022 - 9/1/2026	3,750,000	3,925,284
	Series D, 5.00% due 9/1/2023 - 9/1/2026	3,085,000	3,304,384
	Series E, 5.00% due 9/1/2022 - 9/1/2026	2,500,000	2,585,797
	Idaho — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	$ 4,350,000	$ 4,537,058
	Illinois — 7.3%
	City of Chicago (Water System), 5.00% due 11/1/2024	2,000,000	2,105,824
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2023 - 1/1/2024	2,900,000	2,957,004
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	1,887,608
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2025	610,000	642,758
	Series B, 5.00% due 1/1/2023 - 1/1/2024	2,945,000	3,020,619
	Series C, 5.00% due 1/1/2023	3,215,000	3,265,588
	Series D, 5.00% due 1/1/2023 - 1/1/2024	3,435,000	3,527,500
	Chicago Park District GO, Series A, 5.00% due 1/1/2024	155,000	160,825
	Chicago Park District GO ETM,
	Series A, 5.00% due 1/1/2024	1,150,000	1,197,616
	Series D, 5.00% due 1/1/2024	1,060,000	1,103,889
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	22,563,993
	City of Chicago (Riverwalk Expansion Project; Insured: AGM) ETM, 5.00% due 1/1/2023	1,000,000	1,017,332
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2023 - 1/1/2025	13,750,000	14,302,626
	City of Chicago (Water System),
	Series 2017-2, 5.00% due 11/1/2023 - 11/1/2024	1,650,000	1,725,835
	Series A, 5.00% due 11/1/2027	6,250,000	6,629,725
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,211,492
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,203,028
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2022	1,000,000	1,016,829
	Clinton Bond Fayette Etc Counties Community College District No 501 Kaskaskia (Insured: AGM) GO, 5.00% due 12/1/2027 - 12/1/2032	1,945,000	2,203,303
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2022 - 12/1/2024	5,675,000	5,823,571
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,473,400
	Cook County Community High School District No 233 Homewood-Flossmoor Go, 4.00% due 12/1/2027	1,805,000	1,938,131
	Cook County Community High School District No 233 Homewood-Flossmoor GO, 4.00% due 12/1/2025 - 12/1/2029	6,215,000	6,658,838
	Cook County School District No 87 Berkeley (Insured: AGM) GO, 5.00% due 12/1/2029	500,000	563,358
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,264,382
	County of Cook (Capital Improvement Plan) GO,
	Series C,
	4.00% due 11/15/2022	1,000,000	1,009,650
	5.00% due 11/15/2022	1,500,000	1,519,857
	County of Cook GO, Series A, 5.00% due 11/15/2024	1,500,000	1,592,888
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2028	2,250,000	2,495,354
	Series A, 5.00% due 11/15/2029	500,000	563,234
	County of Sangamon (Insured: BAM) GO,
	4.00% due 12/15/2030	300,000	314,439
	5.00% due 12/15/2028 - 12/15/2029	425,000	478,732
	DuPage County School District No 53 Butler, 5.00% due 1/1/2028 - 1/1/2030	1,425,000	1,598,901
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2022 - 11/1/2024	7,530,000	7,928,618
	Illinois Finance Authority (Advocate Health Care), 5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,408,073
	Illinois Finance Authority (Carle Foundation Obligated Group),
	Series A, 5.00% due 2/15/2027	3,000,000	3,244,020
[a]	Series B, 5.00% due 8/15/2053 (put 8/15/2031)	4,800,000	5,394,542
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group),
	5.00% due 8/15/2023 - 8/15/2031	5,950,000	6,588,766
	Series A, 5.00% due 8/15/2028	2,000,000	2,240,762
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	898,775
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2022 - 11/15/2029	5,420,000	5,734,929
[d]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series A, 5.00% due 8/15/2029	2,500,000	2,681,325
	Illinois State Toll Highway Authority,
	5.00% due 1/1/2025	2,000,000	2,132,286
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	10,852,677
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	7,440,118
	Knox & Warren Counties Community Unit School District No 205 Galesburg GO,
	Series B,
	4.00% due 12/1/2022 - 12/1/2024	3,550,000	3,635,809
	5.00% due 12/1/2025 - 12/1/2029	7,400,000	8,154,154
	McHenry County Conservation District GO, 5.00% due 2/1/2025	2,000,000	2,128,094
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond) GO, Series E, 5.00% due 12/1/2025	1,000,000	1,087,095
	Monroe & St Clair Counties Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,771,024

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	$ 1,000,000	$ 1,101,354
	Rock Island Henry Mercer Etc Counties Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2023 - 12/1/2024	7,570,000	7,943,154
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	7,079,406
	Sangamon County School District No 186 Springfield (Insured: AGM) GO, 4.00% due 2/1/2030 - 2/1/2032	3,500,000	3,685,191
[b]	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2027 - 4/1/2032	3,310,000	3,609,358
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	3,650,000	3,815,703
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,350,000	2,513,966
	Series A, 5.00% due 3/1/2031 - 3/1/2032	5,875,000	6,355,620
	Series D, 5.00% due 11/1/2023 - 11/1/2028	36,880,000	39,411,901
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	21,563,340
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series 1, 6.00% due 6/15/2026	235,000	261,580
	University of Illinois, Series A, 4.00% due 4/1/2032	11,465,000	11,604,334
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	631,621
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	22,091,498
	Will County Community Unit School District No 201-U Crete-Monee (Insured: BAM) GO, Series U-A, 5.00% due 1/1/2028 - 1/1/2030	615,000	688,255
	Indiana — 0.6%
	Avon Community School Building Corp. (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2022 - 7/15/2027	4,530,000	4,853,054
	Avon Community School Building Corp. (Insured: State Intercept), 5.00% due 1/15/2031 - 7/15/2031	755,000	873,225
	Carmel Local Public Improvement Bond Bank, Series A, 4.00% due 7/15/2029 - 1/15/2030	1,140,000	1,204,226
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2022	1,270,000	1,273,312
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2022	1,000,000	1,004,249
	Columbus Multi School Building Corp. (Bartholomew Consolidated School Corp.), 4.00% due 1/15/2024	570,000	586,305
	Crown Point Multi School Building Corp. (Insured: State Intercept), 5.00% due 7/15/2027 - 7/15/2030	4,700,000	5,333,274
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2022 - 1/15/2024	1,980,000	2,021,446
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2023 - 10/1/2024	1,500,000	1,566,485
	Indiana Finance Authority (CWA Authority, Inc.), 5.00% due 10/1/2032	1,275,000	1,467,700
	Indiana Municipal Power Agency (Power Supply System),
	Series A,
	5.00% due 1/1/2026 - 1/1/2027	3,140,000	3,442,444
[c]	5.00% due 1/1/2028	1,095,000	1,227,967
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding), Series B, 5.00% due 7/15/2022	1,000,000	1,001,003
	Iowa — 0.2%
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2024 (pre-refunded 7/1/2023)	2,350,000	2,425,304
	Iowa Finance Authority (Genesis Health System) ETM, 5.00% due 7/1/2022 - 7/1/2023	3,735,000	3,794,677
	Woodbury County Law Enforcement Center Authority, 4.00% due 6/1/2026 - 6/1/2032	2,610,000	2,743,233
	Kansas — 1.9%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	32,900,000	37,058,428
	Kansas (National Bio and Agro-Defense Facility) DFA, Series G, 5.00% due 4/1/2024 - 4/1/2025 (pre-refunded 4/1/2023)	16,555,000	16,971,606
	Kansas (National Bio and Agro-Defense Facility) DFA ETM, Series G, 5.00% due 4/1/2023	8,110,000	8,312,977
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	844,874
	Seward County No. 480 USD GO,
	Series B,
	5.00% due 9/1/2024 - 9/1/2026	4,020,000	4,320,741
	5.00% due 9/1/2027 (pre-refunded 9/1/2025)	2,100,000	2,275,524
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	3,684,487
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,199,542
	Kentucky — 3.0%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	5,020,740
	County of Trimble (Louisville Gas and Electric Co.), Series A, 0.625% due 9/1/2026	2,000,000	1,808,644
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2023	4,195,000	4,085,364
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	77,915,000	78,981,890
	Series A1, 4.00% due 2/1/2025 - 8/1/2027	9,525,000	9,659,335
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	14,730,000	14,903,755
	Kentucky State Property & Building Commission, Series B, 5.00% due 11/1/2028	785,000	861,024
	Kentucky State Property & Building Commission (Insured: AGM), Series A, 5.00% due 11/1/2029	750,000	855,341
	Kentucky Turnpike Authority (Kentucky Transportation Cabinet), Series A, 5.00% due 7/1/2030	1,250,000	1,420,611
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2026	3,000,000	3,225,615
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,081,853

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Louisiana — 2.2%
[b]	City of Shreveport (Insured: AGM), 5.00% due 3/1/2024 - 3/1/2032	$ 5,800,000	$ 6,332,421
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2022 - 12/1/2024	15,195,000	15,796,639
	Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (Insured: AGM), 5.00% due 8/1/2027 - 8/1/2030	1,650,000	1,834,091
	East Baton Rouge Sewerage Commission (Wastewater System Improvements),
	Series A, 5.00% due 2/1/2028 - 2/1/2030	1,500,000	1,709,585
	Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,255,198
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2022 - 7/15/2023	2,000,000	2,001,988
	Jefferson Sales Tax District (Insured: AGM),
	Series A, 5.00% due 12/1/2024 - 12/1/2027	4,385,000	4,766,899
	Series B, 5.00% due 12/1/2027	3,500,000	3,903,620
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2023	750,000	769,618
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power) ETM, 5.00% due 1/1/2023	1,740,000	1,770,433
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	15,565,000	16,639,177
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System), 5.00% due 10/1/2025 - 10/1/2027	2,960,000	3,236,498
	Louisiana Offshore Terminal Authority (Loop LLC),
[a]	1.65% due 9/1/2027 (put 12/1/2023)	6,150,000	6,088,869
[a,c]	Series A, 1.65% due 9/1/2033 (put 12/1/2023)	5,000,000	4,950,300
[a]	Series C, 1.65% due 9/1/2034 (put 12/1/2023)	5,000,000	4,950,300
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2023	5,000,000	5,144,085
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	3,500,000	3,726,369
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2023	515,000	523,867
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,621,003
	State of Louisiana, 5.00% due 9/1/2029 - 9/1/2032	2,375,000	2,730,531
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 1.557% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,975,000	2,780,646
	Maine — 0.1%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2022 - 10/1/2023	2,620,000	2,686,399
	Maryland — 0.9%
	County of Montgomery GO, Series C, 5.00% due 10/1/2025	1,250,000	1,362,041
	County of Prince George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	6,792,536
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group),
	Series B,
	5.00% due 4/15/2025 - 4/15/2030	5,075,000	5,597,157
[c]	5.00% due 4/15/2027	1,930,000	2,128,529
	Maryland Stadium Authority Built to Learn Revenue,
	5.00% due 6/1/2027 - 6/1/2032	11,350,000	12,820,729
	Series A, 5.00% due 6/1/2029 - 6/1/2032	3,340,000	3,793,824
	State of Maryland GO, Series B, 5.00% due 8/1/2024	6,955,000	7,385,897
	Massachusetts — 1.3%
	City of Methuen (Bans) (State Aid Withholding) GO, 1.00% due 9/1/2022	2,000,000	1,999,488
	Massachusetts (Berkshire Health Systems, Inc. Obligated Group) DFA, Series I, 5.00% due 10/1/2027 - 10/1/2031	3,520,000	3,907,072
	Massachusetts (Beth Israel Lahey Health Obligated Group) DFA, 5.00% due 7/1/2027 - 7/1/2028	2,000,000	2,216,857
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2023 - 7/1/2027	11,470,000	12,210,410
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	9,524,217
[a,d]	Massachusetts (Mass General Brigham, Inc.) DFA, 1.51% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,755,917
	Massachusetts (Mount Auburn Hospital Health Records System) DFA, Series H-1, 5.00% due 7/1/2022 - 7/1/2025	16,915,000	17,669,114
	Massachusetts (Simmons University) DFA, Series J, 5.25% due 10/1/2023	595,000	613,548
[a]	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, 5.00% due 1/1/2039 (put 1/1/2023)	3,630,000	3,691,398
	Michigan — 1.9%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	2,000,000	2,085,204
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	606,885
	Livonia Public Schools (Insured: BAM) GO, Series I, 5.00% due 5/1/2029	1,000,000	1,131,631
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,104,407
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2025 (pre-refunded 8/1/2024)	8,000,000	8,473,168
	Michigan Finance Authority (Beaumont Health Credit Group) ETM, 5.00% due 8/1/2023 - 8/1/2024	10,800,000	11,340,821
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2028 - 4/15/2032	7,000,000	7,939,721
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,500,000	1,627,139
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2028	1,000,000	1,099,842
	Michigan Finance Authority (Trinity Health Credit Group),
	5.00% due 12/1/2022 - 12/1/2024	4,500,000	4,679,344
	Series A, 5.00% due 12/1/2024 - 12/1/2028	6,000,000	6,548,477
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	1,865,000	1,959,808

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Michigan State Building Authority (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2022 - 10/15/2023	$10,715,000	$ 11,029,417
	Northern Michigan University, 5.00% due 6/1/2031 - 6/1/2032	1,300,000	1,485,526
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), Series D, 5.00% due 9/1/2024 (pre-refunded 3/1/2024)	2,000,000	2,100,082
	Royal Oak Hospital Finance Authority (William Beaumont Hospital) ETM, Series D, 5.00% due 9/1/2023	1,240,000	1,286,971
	School District of the City of Dearborn (Insured: Q-SBLF) GO, 4.00% due 5/1/2023	625,000	635,871
	Wayne County Airport Authority (Insured: BAM), Series A, 5.00% due 12/1/2032	800,000	901,987
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	12,640,000	13,465,166
	West Ottawa Public Schools (Insured: AGM) GO,
	4.00% due 11/1/2031	395,000	419,904
	5.00% due 11/1/2028 - 11/1/2029	625,000	713,523
	Minnesota — 0.4%
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	332,618
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.90% due 1/1/2029	160,000	151,555
	1.95% due 7/1/2029	375,000	354,302
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), Series H, 1.46% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	6,330,000	6,402,555
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2022	1,250,000	1,268,830
	St. Paul Housing and Redevelopment Authority (HealthPartners), Series A, 5.00% due 7/1/2023 - 7/1/2025	1,850,000	1,926,542
[a,d]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1130,, 1.16% due 12/1/2061 (put 7/8/2022)	4,775,000	4,775,000
	Mississippi — 0.2%
	Biloxi Public School District (Insured: BAM), 5.00% due 4/1/2025	1,350,000	1,446,177
[a]	County of Warren, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,558,060
	Mississippi Development Bank (City of Gulfport) GO,
	4.00% due 9/1/2031	395,000	401,921
	5.00% due 9/1/2028	310,000	343,432
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,626,852
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A, 5.00% due 1/1/2023	1,500,000	1,526,756
	Mississippi Development Bank (MDOT-Madison County Highway), Series C, 5.00% due 1/1/2023	1,250,000	1,272,296
	Missouri — 0.3%
	City of Kansas City GO, Series A, 5.00% due 2/1/2028 - 2/1/2031	3,350,000	3,834,487
	City of Kansas City Water Revenue, Series A, 5.00% due 12/1/2031 - 12/1/2032	1,255,000	1,460,488
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	1,500,000	1,682,685
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2030 - 6/1/2032	3,875,000	4,433,602
	Montana — 0.0%
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 5.00% due 8/15/2031	1,000,000	1,131,950
	Nebraska — 1.7%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	4.00% due 12/1/2049 (put 8/1/2025)	12,645,000	12,979,258
[a]	5.00% due 3/1/2050 (put 1/1/2024)	50,000,000	51,558,800
	Series A, 5.00% due 9/1/2031	1,215,000	1,285,286
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,266,313
[a]	Nebraska Public Power District, Series A, 0.60% due 1/1/2051 (put 7/1/2023)	1,000,000	988,495
	Nevada — 2.5%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2023 - 9/1/2027	1,705,000	1,801,210
	Carson City (Carson Tahoe Regional Healthcare) ETM, 5.00% due 9/1/2022	2,450,000	2,464,475
	Clark County School District (Insured: AGM) GO, Series B, 5.00% due 6/15/2031	1,650,000	1,853,577
	Clark County School District (Insured: BAM) GO,
	Series B,
	5.00% due 6/15/2029	2,900,000	3,286,376
[c]	5.00% due 6/15/2031	1,500,000	1,704,190
	Clark County School District GO,
	Series A, 5.00% due 6/15/2023 - 6/15/2030	10,085,000	11,085,366
	Series C, 5.00% due 6/15/2023	700,000	721,724
	County of Washoe GO, 5.00% due 7/1/2024	1,470,000	1,556,358
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	3,050,000	3,280,557
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2030	56,355,000	59,690,475
	Series B, 5.00% due 12/1/2025	20,000,000	21,570,480
	New Hampshire — 0.1%
	New Hampshire Municipal Bond Bank (Educational Facilities; Insured: State Intercept), Series C, 5.25% due 8/15/2022	2,770,000	2,782,127
	New Jersey — 4.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO, Series A, 5.00% due 8/1/2022 - 8/1/2023	$ 4,985,000	$ 5,076,076
	City of Newark GO, Series E, 1.25% due 10/3/2022	4,000,000	3,999,220
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	5,387,410
	Hudson County Improvement Authority, Series C-1, 1.00% due 8/16/2022	3,400,000	3,398,592
	New Jersey (Middlesex Water Co) EDA, Series A, 5.00% due 10/1/2023	1,500,000	1,554,310
	New Jersey (New Jersey Transit Corporation) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,369,216
	New Jersey (New Jersey Transit Corporation) EDA,
	5.00% due 11/1/2029	40,000	43,369
	Series B, 5.00% due 11/1/2023	2,500,000	2,590,052
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2028 - 6/15/2031	9,430,000	10,190,921
	Series II, 5.00% due 3/1/2025	775,000	776,490
	Series NN, 5.00% due 3/1/2024 - 3/1/2026	5,010,000	5,103,776
	Series UU, 5.00% due 6/15/2028 (pre-refunded 6/15/2024)	7,930,000	8,368,616
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	2,750,000	3,015,468
	New Jersey (Self Designated Social Bonds) EDA, Series QQQ, 5.00% due 6/15/2031	630,000	685,964
	New Jersey (State of New Jersey Department of the Treasury) EDA,
	Series BBB, 5.50% due 6/15/2029 (pre-refunded 12/15/2026)	1,000,000	1,137,343
	Series XX, 5.00% due 6/15/2026	1,140,000	1,200,955
	New Jersey Educational Facilities Authority (Ramapo College of New Jersey; Insured: AGM), Series A, 5.00% due 7/1/2030 - 7/1/2032	1,475,000	1,696,819
	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (pre-refunded 1/1/2024)	65,000	67,855
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2024	935,000	974,721
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) HFFA, 5.00% due 7/1/2023	535,000	551,220
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2029 - 6/15/2032	7,765,000	8,448,917
	Series BB-1, 5.00% due 6/15/2031	2,500,000	2,678,160
	Series D, 5.00% due 6/15/2032	5,000,000	5,163,775
	Series-A, 5.00% due 6/15/2028	4,240,000	4,566,815
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2024	6,275,000	6,525,747
	Series A, 5.25% due 12/15/2022	2,000,000	2,031,938
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	30,535,000	32,926,646
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	3,688,484
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series BB, 5.00% due 6/15/2031 - 6/15/2032	3,270,000	3,568,532
	New Jersey Transportation Trust Fund Authority (Transportation System),
	5.00% due 12/15/2025 - 12/15/2027	21,850,000	23,393,378
	Series A, 5.00% due 6/15/2024	950,000	998,569
	State of New Jersey (COVID-19 GO Emergency Bonds) GO,
	Series A,
	4.00% due 6/1/2023	1,000,000	1,018,693
	5.00% due 6/1/2024 - 6/1/2029	14,215,000	15,689,053
	State of New Jersey GO, 5.00% due 6/1/2027	2,200,000	2,428,701
	New Mexico — 1.3%
	Albuquerque Bernalillo County Water Utility Authority, 4.00% due 7/1/2030	700,000	748,218
	Albuquerque Municipal School District No 12 (State Aid Withholding) GO,
	5.00% due 8/1/2028	1,000,000	1,139,673
	Series A, 5.00% due 8/1/2022 - 8/1/2026	1,275,000	1,329,665
	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) ETM GO, 5.00% due 8/1/2023	1,650,000	1,705,684
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,403,301
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	858,325
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	2,000,000	1,814,080
[a]	Series B, 3.00% due 6/1/2040 (put 6/1/2024)	5,000,000	5,006,830
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	4,500,000	4,352,980
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	11,500,000	11,346,061
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,347,724
	Lea County Public School District No 8 Eunice (State Aid Withholding) GO,
	4.00% due 9/15/2027	1,000,000	1,063,256
	5.00% due 9/15/2026	650,000	719,225
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2024 - 8/1/2025	1,780,000	1,889,833
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	500,000	540,530
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	8,500,000	8,216,661
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 11/1/2023 - 11/1/2024	2,650,000	2,705,927
	New Mexico State University (Insured: BAM), Series A, 5.00% due 4/1/2029	1,645,000	1,844,006

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	$ 1,085,000	$ 1,197,911
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2029 - 8/1/2032	5,175,000	5,942,769
	Santa Fe Public School District GO, 4.00% due 8/1/2024	1,250,000	1,297,502
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2026	600,000	661,532
	New York — 6.0%
	City of New York (City Budget Financial Management) GO,
	Series D, 5.00% due 8/1/2022	3,000,000	3,008,091
	Series G, 5.00% due 8/1/2022 - 8/1/2023	16,145,000	16,486,156
	Series J, 5.00% due 8/1/2023 - 8/1/2024	33,130,000	34,760,536
	Series K, 5.00% due 8/1/2022	13,075,000	13,111,100
	City of New York GO,
	Series B-1, 5.00% due 8/1/2032	2,000,000	2,313,070
	Series J, 5.00% due 8/1/2026	750,000	827,043
	City of Yonkers (Insured: AGM) GO, Series A, 5.00% due 2/15/2029	850,000	957,062
	County of Nassau (Insured: AGM) GO, Series A, 5.00% due 4/1/2028	1,000,000	1,122,260
	County of Suffolk (Insured: AGM) GO,
	Series A, 5.00% due 2/1/2025	800,000	853,622
	Series B, 5.00% due 10/15/2026	1,000,000	1,102,962
	County of Suffolk (Insured: BAM) GO, Series D, 5.00% due 10/15/2025	1,500,000	1,623,593
	Long Island Power Authority, Series A, 5.00% due 9/1/2030	675,000	766,770
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,335,987
	Series B,
	4.00% due 11/15/2026	1,660,000	1,709,305
	5.00% due 11/15/2028	1,230,000	1,310,615
	Series C-1,
	5.00% due 11/15/2027	1,070,000	1,135,702
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	17,148,940
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,246,474
	Series F, 5.00% due 11/15/2025	1,055,000	1,121,135
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	3,686,529
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	7,091,909
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	7,267,531
[a]	Nassau County Local Economic Assistance Corp. (Park Lake Hempstead L.P.), 0.30% due 11/1/2024 (put 11/1/2023)	4,000,000	3,857,016
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series DD, 5.00% due 6/15/2030	10,500,000	12,175,233
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	5.00% due 11/1/2024 - 11/1/2032	20,400,000	23,341,240
	Series A, 5.00% due 11/1/2031	7,980,000	9,102,315
	Series D, 5.00% due 11/1/2025	1,750,000	1,901,559
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	2,767,602
	New York State Dormitory Authority, Series A, 5.00% due 3/15/2030	6,500,000	7,384,578
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2032	3,500,000	4,003,244
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding), Series G, 5.00% due 10/1/2022	300,000	302,735
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding), Series B, 5.25% due 10/1/2023	140,000	140,399
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding), Series A, 5.00% due 10/1/2022 - 10/1/2024	6,300,000	6,527,174
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2031	3,200,000	3,665,898
	Series D, 5.00% due 2/15/2030 - 2/15/2032	9,550,000	10,717,377
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series E, 5.00% due 3/15/2029	4,135,000	4,680,911
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	13,640,000	13,595,765
	New York State Housing Finance Agency (Green Bond), Series I, 2.70% due 11/1/2023	2,125,000	2,142,969
	New York State Thruway Authority,
	Series A1, 5.00% due 3/15/2030	5,000,000	5,679,760
	Series J, 5.00% due 1/1/2033	325,000	338,139
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway), Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,182,645
	New York State Urban Development Corp., Series D, 5.00% due 3/15/2024	1,000,000	1,022,601
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 4.00% due 3/15/2026	200,000	211,402
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	400,000	387,918
	1.90% due 10/1/2026	815,000	786,116
	1.95% due 4/1/2027	1,000,000	959,329
	2.00% due 10/1/2027	775,000	738,947

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	2.05% due 4/1/2028	$ 450,000	$ 426,083
	2.25% due 4/1/2030	1,320,000	1,205,922
	2.30% due 10/1/2030	1,110,000	1,007,064
	Town of Oyster Bay (Insured: AGM) GO, 4.00% due 3/1/2027	800,000	850,010
	Town of Oyster Bay (Insured: BAM) GO, 4.00% due 11/1/2026	775,000	821,149
	Town of Oyster Bay GO, 4.00% due 3/1/2024	825,000	849,411
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels), Series C-1, 5.00% due 11/15/2026	4,000,000	4,454,092
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,013,517
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,395,000	1,494,725
	North Carolina — 0.8%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group), Series B, 1.95% due 1/15/2048 (put 11/1/2029)	1,000,000	926,586
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,332,429
	City of Charlotte (Equipment Acquisition & Public Facilities) ETM COP, Series C, 5.00% due 12/1/2022 - 12/1/2025	6,840,000	7,159,182
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,075,758
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2023 - 6/1/2024	1,350,000	1,405,924
[c]	County of Dare (Educational Facility Capital Projects), Series A, 5.00% due 6/1/2024	700,000	719,876
	County of Randolph,
	Series B, 5.00% due 10/1/2022 - 10/1/2023	2,495,000	2,536,586
	Series C, 5.00% due 10/1/2023	400,000	416,530
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	13,130,000	14,078,119
	North Dakota — 0.0%
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,002,703
	Ohio — 2.8%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2030 - 11/15/2032	1,025,000	1,089,398
	American Municipal Power, Inc. (AMP Fremont Energy Center), 5.00% due 2/15/2029 - 2/15/2032	4,310,000	4,929,390
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	2,815,583
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	6,861,254
	5.00% due 12/1/2025 - 12/1/2026	7,165,000	7,803,077
	City of Cleveland (Parks & Recreation Facilities),
	Series A2, 5.00% due 11/15/2022	1,030,000	1,043,889
	Series A3, 5.00% due 10/1/2022 - 10/1/2023	1,230,000	1,259,386
	City of Cleveland (Public Facilities Improvements), Series B1, 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,172,954
	City of Cleveland (Public Facilities), Series A1, 5.00% due 10/1/2022 - 10/1/2023	2,060,000	2,112,109
	City of Cleveland Income Tax Revenue, Series A1, 4.00% due 10/1/2031	500,000	528,282
	City of Toledo (Water System Improvements), 5.00% due 11/15/2022 - 11/15/2023	5,005,000	5,092,801
	City of Toledo OH Water System Revenue, 5.00% due 11/15/2031	1,000,000	1,148,415
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2023 - 12/1/2024	17,160,000	17,941,254
	County of Hamilton Sales Tax Revenue, Series A, 5.00% due 12/1/2030 - 12/1/2032	2,335,000	2,762,576
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2025	1,695,000	1,793,098
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center) ETM, 5.00% due 12/1/2022 - 12/1/2024	1,500,000	1,573,326
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,000,000	4,117,040
[a]	Ohio Higher Educational Facility Commission (Case Western Reserve University), Series C, 1.625% due 12/1/2034 (put 12/1/2026)	2,200,000	2,121,682
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	16,444,839
	Ohio Water Development Authority, Series A, 5.00% due 12/1/2030	1,000,000	1,100,723
	State of Ohio (Cleveland Clinic Health System Obligated Group), Series A, 5.00% due 1/1/2026	1,875,000	2,048,181
	State of Ohio (Major New Street Infrastructure Project), Series 2016-1, 5.00% due 12/15/2026	1,000,000	1,101,790
	State of Ohio GO, Series V, 5.00% due 5/1/2023 - 5/1/2028	24,310,000	26,604,918
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2022 - 12/1/2023	3,505,000	3,512,099
	Oklahoma — 1.0%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,097,741
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD,
	4.00% due 6/1/2031	3,100,000	3,301,971
	5.00% due 6/1/2023	5,355,000	5,497,839
[b]	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,705,186
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2024 - 9/1/2027	3,550,000	3,774,604
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	4,919,937
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023	325,000	334,947
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2022 - 10/1/2026	4,450,000	4,655,041
	Pontotoc County Educational Facilities Authority (ADA Public Schools Project), 4.00% due 9/1/2026 - 9/1/2032	2,125,000	2,194,361
	Tulsa County Industrial Authority, Series A, 4.00% due 9/1/2030 - 9/1/2031	9,250,000	9,847,821
	Tulsa County Industrial Authority ISD, 5.00% due 9/1/2022	1,500,000	1,508,163
	Oregon — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	$ 9,130,000	$ 10,014,266
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,187,959
	Pennsylvania — 7.6%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2023 - 3/1/2025	1,945,000	2,046,849
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025 - 7/15/2029	8,925,000	9,820,887
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	20,101,383
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,084,605
	Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	2,830,000	3,061,279
	Altoona Area School District (State Aid Withholding) (Insured: AGM) GO ETM, 3.00% due 12/1/2022	1,335,000	1,344,288
	Bethlehem Area School District Authority (State Aid Withholding),
[a]	Series A, 1.368% (SOFR + 0.35%) due 1/1/2030 (put 11/1/2025)	2,995,000	2,791,906
[a]	Series C, 1.368% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,995,000	2,815,318
	City of Philadelphia (Insured: AGM) GO,
[c]	5.00% due 8/1/2025	7,965,000	8,538,265
	5.00% due 8/1/2026 - 8/1/2027	20,720,000	22,663,256
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2023 - 8/1/2025	11,150,000	11,680,161
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2029 - 7/1/2030	1,750,000	1,960,196
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025	10,710,000	11,511,901
	City of Philadelphia IDA, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,222,494
	City of Philadelphia Water & Wastewater Revenue,
	5.00% due 10/1/2026	2,070,000	2,261,051
	Series C, 5.00% due 10/1/2024 - 10/1/2032	9,805,000	10,827,559
	City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,105,711
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	955,684
	Commonwealth of Pennsylvania (Capital Facilities) GO,
	Series D,
[c]	5.00% due 8/15/2023	19,125,000	19,814,934
	5.00% due 8/15/2024 - 8/15/2025	20,325,000	21,870,003
	Commonwealth of Pennsylvania GO, 5.00% due 7/15/2030	12,930,000	14,718,555
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2022 - 11/15/2024	9,160,000	9,510,044
	Cumberland County Municipal Authority (Penn State Health Obligated Group), 5.00% due 11/1/2027 - 11/1/2029	3,150,000	3,457,070
	Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM) ETM, 4.00% due 12/15/2022	1,180,000	1,194,118
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	10,090,000	10,923,989
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,475,000	3,857,615
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility), Series A, 5.25% due 12/15/2024 (pre-refunded 12/15/2023)	4,770,000	5,000,334
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility) ETM, Series A, 5.00% due 12/15/2023	2,680,000	2,797,105
	Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2022 - 12/15/2027	5,045,000	5,301,747
	Monroeville Finance Authority (UPMC Obligated Group), Series B, 5.00% due 2/15/2030 - 2/15/2031	2,500,000	2,786,856
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2026 - 9/1/2029	3,575,000	3,885,370
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2030	1,600,000	1,574,056
	Pennsylvania (UPMC Obligated Group) EDFA,
	5.00% due 3/15/2026	220,000	237,326
	Series A, 5.00% due 11/15/2026	2,310,000	2,513,989
	Series A-1, 5.00% due 4/15/2024 - 4/15/2030	10,095,000	11,062,760
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	19,000,000	17,292,109
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	540,000	543,591
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,126,412
	Pennsylvania Housing Finance Agency, Series 137, 5.00% due 4/1/2029 - 10/1/2029	675,000	747,004
	Pennsylvania Turnpike Commission,
	Series A-1, 5.00% due 12/1/2022 - 12/1/2027	5,050,000	5,506,313
	Series B, 5.00% due 12/1/2030	525,000	605,410
	Philadelphia Gas Works Co. (Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2031	2,150,000	2,407,553
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2023 - 4/1/2027	6,125,000	6,506,079
	Pittsburgh Water & Sewer Authority (Insured: AGM),
	Series B,
[c]	5.00% due 9/1/2029	445,000	501,550
	5.00% due 9/1/2030 - 9/1/2031	800,000	908,040
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	7,607,802
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,483,129
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,608,820
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 5.00% due 9/15/2022 - 9/15/2024	4,790,000	4,902,829

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series B, 5.00% due 9/15/2023	$ 470,000	$ 484,593
	School District of Philadelphia (State Aid Withholding) (Green Bond) GO, Series B, 5.00% due 9/1/2027 - 9/1/2031	4,175,000	4,676,191
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2031	5,835,000	6,417,041
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2023 - 6/1/2028	7,205,000	7,805,862
	Sports & Exhibition Authority of Pittsburgh and Allegheny County (Allegheny County Hotel Room Excise Tax Revenue; Insured: AGM),
	Series A,
	4.00% due 2/1/2024	1,800,000	1,853,442
	5.00% due 2/1/2031 - 2/1/2032	6,480,000	7,255,301
	Sports & Exhibition Authority of Pittsburgh and Allegheny County (Allegheny Regional Asset District; Insured: AGM), 5.00% due 2/1/2030	4,325,000	4,841,751
	Rhode Island — 0.7%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2022 - 10/1/2023	4,660,000	4,776,413
	Rhode Island Health and Educational Building Corp. (Providence College), Series B, 5.00% due 11/1/2028 - 11/1/2029	655,000	751,610
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2023	1,400,000	1,450,271
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2022 - 9/15/2025	965,000	1,007,999
	Rhode Island Housing and Mortgage Finance Corp,
	Series 76-A,
	5.00% due 4/1/2028 - 4/1/2029	275,000	305,514
[c]	5.00% due 10/1/2029	180,000	199,925
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	Series A, 5.00% due 8/1/2022	9,825,000	9,852,667
	Series B, 4.00% due 10/15/2022	1,000,000	1,007,998
	State of Rhode Island and Providence Plantations (Information Technology) COP, Series C, 5.00% due 11/1/2024	3,010,000	3,199,552
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2022 - 10/1/2023	3,600,000	3,674,952
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2022 - 10/1/2023	5,325,000	5,421,221
	South Carolina — 0.5%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2023 - 3/1/2025	3,000,000	3,145,447
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2024	2,000,000	2,128,108
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2022 - 9/1/2025	1,700,000	1,797,351
	County of Charleston (South Aviation Avenue Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,408,241
[a]	Patriots Energy Group Financing Agency, Series A, 4.00% due 10/1/2048 (put 2/1/2024)	6,755,000	6,884,973
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2022 - 12/1/2025	3,510,000	3,681,853
	South Dakota — 0.2%
	County of Lawrence (Insured: AGM) COP,
	4.00% due 12/1/2032	460,000	480,767
	5.00% due 12/1/2025 - 12/1/2029	310,000	345,789
	South Dakota Building Authority, Series B, 5.00% due 6/1/2024 (pre-refunded 6/1/2023)	1,000,000	1,027,568
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group),
	5.00% due 9/1/2028	1,500,000	1,653,306
	Series A, 5.00% due 9/1/2026	1,000,000	1,089,617
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2022 - 11/1/2025	2,475,000	2,582,465
	Tennessee — 0.6%
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Obligated Group), Series A, 5.00% due 5/1/2029	1,990,000	2,176,423
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	3,610,000	3,637,007
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2023	1,115,000	1,146,003
[a]	Tennessee Energy Acquisition Corp. (The Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	16,785,000	17,782,549
	Texas — 13.4%
	Amarillo Junior College District GO, 5.00% due 2/15/2030	2,325,000	2,684,359
	Arlington Higher Education Finance Corp (Riverwalk Education Foundation, Inc.) (Insured: PSF-GTD),
	5.00% due 8/15/2029 - 8/15/2030	905,000	1,019,384
[c]	5.00% due 8/15/2032	225,000	256,948
	Austin (Insured: PSF-GTD) ISD GO, Series B, 5.00% due 8/1/2032	3,530,000	4,137,365
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2023 - 2/15/2027	6,105,000	6,522,947
	City of Austin (Electric Utility), Series A, 5.00% due 11/15/2031	1,000,000	1,147,512
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	7,774,197
	City of Beaumont GO, 5.00% due 3/1/2023 - 3/1/2026	2,930,000	3,138,896
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
	5.00% due 9/1/2022	1,300,000	1,307,183
	Series A, 5.00% due 9/1/2022 - 9/1/2023	3,900,000	3,986,836
	City of Bryan (Electric System Improvements), Series B, 5.00% due 7/1/2026	535,000	586,519
	City of Bryan Electric System Revenue (Insured: AGM),
	Series A,
	5.00% due 7/1/2027	300,000	332,717
[c]	5.00% due 7/1/2028	200,000	223,375

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Conroe GO, 5.00% due 3/1/2026 - 3/1/2028	$ 350,000	$ 387,977
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025	3,000,000	3,214,785
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2024 - 2/15/2026	20,640,000	21,610,133
	Series A, 5.00% due 2/15/2024	10,235,000	10,442,525
	City of Dallas GO, Series A, 5.00% due 2/15/2028	1,325,000	1,495,096
	City of El Paso GO,
	Series B, 5.00% due 8/15/2029 - 8/15/2031	1,075,000	1,235,019
	Series C, 5.00% due 8/15/2028 - 8/15/2031	1,615,000	1,852,112
	City of Houston (Airport System),
	Series B, 5.00% due 7/1/2025 - 7/1/2028	9,105,000	9,928,793
	Series D, 5.00% due 7/1/2027	3,355,000	3,699,139
	City of Houston (Combined Utility System),
	Series A, 5.00% due 11/15/2030	555,000	642,845
	Series C, 5.00% due 5/15/2023 - 5/15/2024	11,695,000	12,224,870
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	18,188,817
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2023 - 3/1/2028	48,505,000	52,315,503
	City of Laredo (Acquire & Purchase Personal Property) GO, 5.00% due 2/15/2023 - 2/15/2026	3,695,000	3,919,376
	City of Laredo (City Infrastructure Improvements) GO, Series A, 5.00% due 2/15/2023 - 2/15/2027	2,600,000	2,796,103
	City of Laredo (Sports Venues; Insured: AGM) ETM, 5.00% due 3/15/2023 - 3/15/2024	1,800,000	1,848,412
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2023 - 2/15/2025	27,040,000	28,474,785
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,232,671
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	4,125,000	4,378,563
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,460,698
	City of San Antonio TX Electric & Gas Systems Revenue,
[a]	1.75% due 2/1/2049 (put 12/1/2025)	10,750,000	10,526,443
	5.25% due 2/1/2025	1,000,000	1,077,566
	City of San Antonio TX Electric & Gas Systems Revenue (CPS Energy), 5.25% due 2/1/2024	7,100,000	7,466,232
	Clifton Higher Education Finance Corp. (Idea Public Schools), 5.00% due 8/15/2023	575,000	587,724
	Clifton Higher Education Finance Corp. (Idea Public Schools) (Insured: PSF-GTD), Series T, 5.00% due 8/15/2027 - 8/15/2032	1,850,000	2,093,495
	Comal (Insured: PSF-GTD) ISD GO, 5.00% due 2/1/2025	805,000	862,405
[b]	Cotulla ISD, 5.00% due 2/15/2029 - 2/15/2033	5,025,000	5,736,998
	County of Harris (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	10,061,944
	County of Harris (Texas Permanent Improvement) GO, Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	12,936,779
	County of Harris GO, Series A, 5.00% due 10/1/2026	250,000	277,393
	County of Hays GO,
	5.00% due 2/15/2023 - 2/15/2025	2,000,000	2,069,044
[c]	5.00% due 2/15/2024	1,300,000	1,362,869
	County of La Salle (Insured: AGM) GO, 5.00% due 3/1/2023 - 3/1/2028	18,075,000	19,584,467
	Cypress-Fairbanks (Insured: PSF-GTD) ISD GO,
[a]	Series A-2, 1.25% due 2/15/2036 (put 8/15/2022)	5,500,000	5,501,083
[a]	Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	3,500,000	3,500,689
[a]	Series B-3, 1.25% due 2/15/2040 (put 8/15/2022)	6,750,000	6,751,330
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2023 - 2/15/2027	10,005,000	10,821,531
	Dallas Fort Worth International Airport, Series A, 5.00% due 11/1/2027	1,000,000	1,109,034
	Denton (Insured: PSF-GTD) ISD GO,
[a]	2.00% due 8/1/2043 (put 8/1/2023)	700,000	702,012
[a]	Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	340,000	339,837
	Elgin (Insured: PSF-GTD) ISD GO, 5.00% due 8/1/2030	1,585,000	1,842,349
[a]	Fort Bend (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 8/1/2052 (put 8/1/2023)	7,000,000	7,094,388
[a]	Goose Creek (Insured: PSF-GTD) ISD GO, Series B, 0.15% due 10/1/2049 (put 10/3/2022)	1,000,000	997,729
	Greater Texas Cultural Education Facilities Finance Corp., 5.00% due 3/1/2027	400,000	446,529
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	3,485,000	3,624,531
	Harris County (Flood Control) GO, Series A, 5.00% due 10/1/2025 - 10/1/2027	14,305,000	15,822,529
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health),
[a]	5.00% due 6/1/2032 (put 12/1/2026)	1,300,000	1,419,188
	Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	6,799,312
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,491,681
	Harris County Cultural Education Facilities Finance Corp. (TECO Project),
	5.00% due 11/15/2023 - 11/15/2026	3,850,000	4,165,685
[c]	5.00% due 11/15/2027	1,450,000	1,623,555
[a]	Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group), 5.00% due 10/1/2051 (put 10/1/2031)	7,000,000	7,925,680
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2026 - 5/15/2029	8,250,000	9,065,346
	Harris County-Houston Sports Authority (Insured: AGM),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A,
[c]	5.00% due 11/15/2022	$ 1,090,000	$ 1,103,034
	5.00% due 11/15/2023 - 11/15/2024	17,905,000	18,742,155
	Harris County-Houston Sports Authority (Insured: AGM) ETM, Series A, 5.00% due 11/15/2022	4,320,000	4,383,608
[a]	Houston (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 6/1/2036 (put 6/1/2024)	4,500,000	4,579,573
	Houston Higher Education Finance Corp. (KIPP, Inc.; Insured: PSF-GTD), 5.00% due 8/15/2022	1,185,000	1,189,658
	Katy (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2024 - 2/15/2026	8,170,000	8,773,636
	Keller (Insured: PSF-GTD) ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,775,342
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2022 - 8/1/2024	1,980,000	2,044,528
	Lower Colorado River Authority, 5.00% due 5/15/2024	725,000	760,914
	Lower Colorado River Authority (Insured: AGM), 5.00% due 5/15/2031 - 5/15/2032	8,000,000	9,185,976
	Lower Colorado River Authority (LCRA Transmission Services Corp.), 5.00% due 5/15/2030 - 5/15/2032	2,790,000	3,172,958
	Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2032	1,000,000	1,123,999
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2022 - 11/1/2028	18,750,000	20,462,672
	Series D, 5.00% due 11/1/2022 - 11/1/2027	7,355,000	7,843,899
	New Caney (Insured: PSF-GTD) ISD GO,
[a]	1.25% due 2/15/2050 (put 8/15/2024)	2,500,000	2,457,127
	5.00% due 2/15/2024 (pre-refunded 8/15/2022)	865,000	868,654
	North Fort Bend Water Authority, Series B, 5.00% due 12/15/2029	1,130,000	1,276,755
	North Fort Bend Water Authority (Insured: BAM), 5.00% due 12/15/2029	450,000	512,094
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2023 - 12/15/2026	4,490,000	4,885,724
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2026 - 1/1/2029	4,900,000	5,483,998
[a]	Pflugerville (Insured: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	2,750,000	2,753,259
	Rio Grande City (Insured: PSF-GTD) ISD GO, 5.00% due 8/15/2026 - 8/15/2027	2,050,000	2,292,961
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,338,794
	Round Rock (Educational Facilities Improvements; Insured: PSF-GTD) ISD GO,
	5.00% due 8/1/2022 - 8/1/2026	2,245,000	2,375,988
	5.00% due 8/1/2028 - 8/1/2029 (pre-refunded 8/1/2025)	5,820,000	6,310,073
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue L.P.), 1.45% due 3/1/2026 (put 3/1/2025)	1,500,000	1,461,980
	Stephen F Austin State University,
[c]	5.00% due 10/15/2023	930,000	965,546
	5.00% due 10/15/2024 - 10/15/2029	3,390,000	3,722,218
[b]	Tarrant County College District, 5.00% due 8/15/2032	2,500,000	2,924,700
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group), Series B, 5.00% due 7/1/2032	1,135,000	1,242,440
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2030 - 10/1/2031	1,770,000	2,020,667
	Tarrant Regional Water District, Series A, 5.00% due 3/1/2023 - 3/1/2027	7,200,000	7,732,152
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.),
[c]	5.00% due 12/15/2022	610,000	617,281
	5.00% due 12/15/2023 - 12/15/2030	23,930,000	25,397,352
	Texas State University System,
	Series A,
	4.00% due 3/15/2032	1,050,000	1,111,338
	5.00% due 3/15/2028 - 3/15/2029	4,935,000	5,601,158
[c]	5.00% due 3/15/2030	8,155,000	9,248,113
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,208,499
	Texas Transportation Commission (Highway Improvements) GO, Series A, 5.00% due 4/1/2023 - 4/1/2024	7,500,000	7,802,785
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,736,389
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM), 5.00% due 1/10/2024	750,000	783,833
	Utah — 1.1%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	7,500,000	7,512,128
	University of Utah, Series A-1, 5.00% due 8/1/2031	500,000	579,448
	Utah State Board of Regents (Insured: Natl-Re), Series A, 5.50% due 4/1/2029	30,365,000	35,036,503
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2023 - 6/15/2025	2,835,000	2,999,123
	Virginia — 0.9%
	County of Fairfax (State Aid Withholding) GO, Series A, 4.50% due 10/1/2027	4,975,000	5,517,006
[a]	Halifax County IDA, 1.65% due 12/1/2041 (put 5/31/2024)	2,000,000	1,949,948
[a]	Roanoke (Carilion Clinic Obligated Group) EDA, 5.00% due 7/1/2053 (put 7/1/2030)	12,960,000	14,867,660
	Virginia College Building Authority, Series A, 5.00% due 2/1/2029	3,165,000	3,612,905
	Virginia Commonwealth Transportation Board, 5.00% due 9/15/2028	3,945,000	4,440,772
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2025 - 1/1/2030	4,185,000	4,580,559
[a]	Wise County (Virginia Electric and Power Co.) IDA, Series A, 1.20% due 11/1/2040 (put 5/31/2024)	5,155,000	5,031,460
	Washington — 2.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Clark County School District No 37 Vancouver (State Aid Withholding) GO, 5.00% due 12/1/2026	$ 900,000	$ 1,004,400
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2022 - 7/1/2025	2,850,000	2,942,743
	King County Housing Authority,
	2.00% due 12/1/2023	800,000	801,761
	3.00% due 6/1/2024 - 12/1/2025	3,285,000	3,339,043
	4.00% due 6/1/2026 - 12/1/2031	3,230,000	3,375,932
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2022 - 12/1/2023	4,320,000	4,409,419
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) ETM, Series A, 5.00% due 12/1/2022 - 12/1/2023	1,250,000	1,289,084
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2022	3,635,000	3,689,282
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2022	1,700,000	1,725,386
	State of Washington (Capital Projects) GO, Series R-G, 5.00% due 7/1/2025	10,475,000	11,209,518
	State of Washington (State and Local Agency Real and Personal Property Projects) (Insured: State Intercept) COP, Series B, 5.00% due 7/1/2022	3,000,000	3,000,330
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	19,451,334
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	45,385,000	50,755,134
	State of Washington GO, 5.00% due 6/1/2025 - 6/1/2030	4,900,000	5,505,235
	Washington Health Care Facilities Authority (Providence St Joseph Health Obligated Group), Series B, 5.00% due 10/1/2031	2,500,000	2,684,570
[a]	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), 4.00% due 10/1/2042 (put 10/1/2030)	6,600,000	6,772,590
	West Virginia — 0.4%
	County of Mason (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	15,027,780
	Wisconsin — 1.5%
[b]	County of Waushara GO, Series A, 4.50% due 6/1/2027	4,000,000	4,174,612
	Public Finance Authority, 4.00% due 1/1/2023 - 1/1/2032	7,145,000	7,370,468
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	6,650,000	6,822,986
	Public Finance Authority (Renown Regional Medical Center),
	5.00% due 6/1/2028 - 6/1/2030	2,745,000	2,989,382
	Series A, 5.00% due 6/1/2027	350,000	379,053
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	Series B-2, 5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	10,681,699
[a]	Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	17,087,682
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System), Series A, 5.00% due 11/15/2025 - 11/15/2026	3,235,000	3,528,497
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023 - 10/1/2026	1,575,000	1,706,995
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,015,463
[a]	Wisconsin Housing & Economic Development Authority, Series B, 0.50% due 11/1/2050 (put 11/1/2024)	1,500,000	1,415,658
	Wisconsin Housing & Economic Development Authority (Collateralized: FNMA),
	Series C,
	1.65% due 9/1/2026	1,615,000	1,539,271
	1.75% due 9/1/2027	1,645,000	1,548,312
	1.80% due 3/1/2028	1,660,000	1,551,891
	1.95% due 3/1/2029	1,695,000	1,560,922
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	1,947,261
	Total Long-Term Municipal Bonds — 94.2% (Cost $4,062,174,107)		4,025,942,659
	Short-Term Municipal Bonds — 6.2%
	Alabama — 0.5%
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a]	Series 1, 0.68% due 6/1/2034 (put 7/1/2022)	7,450,000	7,450,000
[a]	Series A, 0.69% due 6/1/2034 (put 7/1/2022)	4,900,000	4,900,000
[a]	Columbia (Alabama Power Co.) IDB, Series A, 0.68% due 12/1/2037 (put 7/1/2022)	9,375,000	9,375,000
	Arizona — 0.0%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America N.A.) HFA, Series C, 0.63% due 1/1/2046 (put 7/1/2022)	700,000	700,000
	California — 0.4%
[a,d]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8082, 1.31% due 10/1/2058 (put 7/8/2022)	18,000,000	18,000,000
	Florida — 0.8%
	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc),
[a]	Series A, 0.60% due 10/1/2026 (put 7/1/2022)	2,000,000	2,000,000
[a]	Series B, 0.65% due 10/1/2042 (put 7/1/2022)	5,600,000	5,600,000
[a]	County of Manatee (Florida Power & Light Co.), 0.70% due 9/1/2024 (put 7/1/2022)	13,300,000	13,300,000
[a,d]	Deutsche Bank Spears/Lifers Trust (LOC Deutsche Bank A.G.), Series DBE-8083, 1.31% due 7/1/2061 (put 7/8/2022)	6,500,000	6,500,000
[a]	JEA Water & Sewer System Revenue (SPA U.S. Bank N.A.), Series A-1, 0.65% due 10/1/2038 (put 7/1/2022)	4,875,000	4,875,000
	Minnesota — 0.1%
[a,d]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1129, 1.16% due 6/1/2064 (put 7/8/2022)	4,825,000	4,825,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Mississippi — 0.5%
[a]	County of Jackson (Chevron Corp.), 0.63% due 6/1/2023 (put 7/1/2022)	$13,610,000	$ 13,610,000
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series C, 0.63% due 12/1/2030 (put 7/1/2022)	2,475,000	2,475,000
[a]	Series G, 0.63% due 11/1/2035 (put 7/1/2022)	3,400,000	3,400,000
	Nevada — 0.1%
[a,d]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1120, 1.16% due 11/1/2061 (put 7/8/2022)	3,335,000	3,335,000
	New Hampshire — 0.0%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank & Trust Co.), Series A2, 0.65% due 7/1/2035 (put 7/1/2022)	700,000	700,000
	New York — 2.1%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank, N.A.), 0.65% due 6/15/2044 (put 7/1/2022)	49,950,000	49,950,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA Mizuho Bank Ltd.), Series AA-6, 0.65% due 6/15/2048 (put 7/1/2022)	31,155,000	31,155,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA State Street Bank & Trust Co.), 0.65% due 6/15/2043 (put 7/1/2022)	2,785,000	2,785,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank, N.A.),
[a]	Series C4, 0.65% due 11/1/2036 (put 7/1/2022)	1,765,000	1,765,000
[a]	Series E-3, 0.65% due 2/1/2045 (put 7/1/2022)	700,000	700,000
[a]	New York State Housing Finance Agency (160 Madison Ave LLC; LOC Landesbank Hessen-Thuringen), Series A, 0.62% due 11/1/2046 (put 7/1/2022)	1,930,000	1,930,000
	North Carolina — 0.1%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank N.A.), Series B, 0.63% due 1/15/2038 (put 7/1/2022)	3,800,000	3,800,000
	Ohio — 0.3%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA U.S. Bank N.A.), Series B-3, 0.65% due 1/1/2039 (put 7/1/2022)	3,770,000	3,770,000
[a,d]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1132, 1.16% due 12/1/2061 (put 7/8/2022)	7,200,000	7,200,000
	Oregon — 0.0%
[a,d]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 1.16% due 10/1/2061 (put 7/8/2022)	2,000,000	2,000,000
	Pennsylvania — 0.3%
[a,d]	Deutsche Bank Spears/Lifers Trust (Guaranty: Deutsche Bank A.G.), Series DBE-8086, 1.31% due 2/1/2043 (put 7/8/2022)	15,000,000	15,000,000
	Tennessee — 0.1%
[a,d]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2022-XF1137, 1.16% due 12/1/2051 (put 7/8/2022)	4,045,000	4,045,000
	Texas — 0.8%
[a]	Gulf Coast (Exxon Mobil Corp.) IDA, 0.65% due 11/1/2041 (put 7/1/2022)	14,000,000	14,000,000
[a,d]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1109, 1.16% due 7/1/2061 (put 7/8/2022)	12,000,000	12,000,000
[a,d]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1102, 1.16% due 7/1/2061 (put 7/8/2022)	7,750,000	7,750,000
	Utah — 0.1%
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA Barclays Bank plc), Series C, 0.63% due 5/15/2037 (put 7/1/2022)	4,150,000	4,150,000
	Virginia — 0.0%
[a]	Virginia College Building Authority (University of Richmond; SPA Wells Fargo Bank N.A.), 0.68% due 11/1/2036 (put 7/1/2022)	500,000	500,000
	Total Short-Term Municipal Bonds — 6.2% (Cost $263,545,000)		263,545,000
	Total Investments — 100.4% (Cost $4,325,719,107)		$4,289,487,659
	Liabilities Net of Other Assets — (0.4)%		(16,931,726)
	Net Assets — 100.0%		$4,272,555,933

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.
b	When-issued security.
c	Segregated as collateral for a when-issued security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $109,347,242, representing 2.56% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
CDC	Community Development Commission
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.